RELATED PARTY TRANSACTIONS - Schedule of Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 68	€ 51
Amounts affecting cost of sales	(2,099)	(1,910)
Amounts affecting operating expenses	5	1
Total net amount affecting the consolidated income statement	(2,026)	€ (1,858)
Amounts receivable, related party transactions	75		€ 130
Amounts payable, related party transactions	€ 333		€ 442